Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012 [SeanergyMaritimeHoldingsCorpMember]	Sep. 30, 2011 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2014 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpMember]	Dec. 31, 2011 [SeanergyMaritimeHoldingsCorpMember]	Oct. 01, 2011 [SeanergyMaritimeHoldingsCorpMember]
Retention accounts and other compensating cash balances amounts that are not pledged	$ 0	$ 3,735						$ 3,735
Provision for doubtful accounts	302							631
Vessel Salvage Value per LWT				270						435
Depreciation Expense Reduction									729
Depreciation Expense Reduction per Share									$ 0.10
Estimated useful life of vessel	30 years
Impairment loss for vessels	3,564	147,143	188,995					147,143	188,995
Charter rates assumed for asset impairment	Combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel.
Annual inflation rate assumed for asset impairment	2.50%
Fleet utilization assumed for asset impairment	98.00%
Impairment loss for goodwill	0	4,365	12,910					4,365	12,910
Weighted average cost of capital					7.42%	8.16%			8.46%
Dry-Docking and Special Survey Cost Amortization Period	2 to 3 years
Income tax position probability of realization	50.00%
Income tax rate	16.50%
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Minimum Vote And Value Percentage Of Regularly Traded Stock	50.00%
Significant Shareholder Percentage	5.00%
Tax Rate On US Source Shipping Income	2.00%
Unrecognized tax expense for tax exempt entitiy	25	85							261
Minimum percentage for recognition of income tax position	50.00%
Hong Kong tax rate	16.50%
Foreign exchange tax							51
Tonnage tax							$ 17
Number of reportable segments	1